Liabilities Measured at Estimated Fair Value (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in estimated fair value	$ 516,000	$ 595,000	$ 354,524
Warrant For Convertible Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance of warrant liability		391,361
Fair value of warrants issued during the period	474,000	474,000	745,885
Change in estimated fair value		(595,000)	(354,524)
Ending balance of warrant liability	$ 270,000	$ 270,000	$ 391,361